Fair Value Measurement - Summary of Changes in Deferred Contingent Consideration Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Business Acquisition, Contingent Consideration [Line Items]
Beginning balance	$ 13	$ 33			$ 33
Measurement period adjustments	0	(2)
Accretion of contingent consideration		1
Ending Balance	13	32	$ 33		13
Alight Holdings
Business Acquisition, Contingent Consideration [Line Items]
Beginning balance	$ 13	$ 33	29	$ 26	33	$ 22
Acquisitions			8	2		3
Measurement period adjustments					(2)
Accretion of contingent consideration				1	1
Remeasurement of acquisition-related contingent consideration			(2)		(15)	8
Payments			(2)		(4)	(7)
Ending Balance			$ 33	$ 29	$ 13	$ 26